Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables
Schedule of other receivables

Non-current

EURm	2022	2021
R&D tax credits and other indirect tax receivables	159	148
Deposits	45	47
Other	35	60
Total	239	255

Current

EURm	2022	2021
R&D tax credits, VAT and other indirect tax receivables	468	480
Prepayments related to contract manufacturing	62	22
IT-related prepaid expenses	41	42
Divestment-related receivables	26	23
Other	337	292
Total	934	859